INVENTORIES	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES	NOTE－7 INVENTORIES Our Company’s inventories were as follows: -
	As of June 30,
	2024	2025
	S$	S$
Raw foods	23,036	24,414